Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Mortgage Banking Noninterest Income [Abstract]
Contractually specified servicing fees, late charges and ancillary fees	$ 2,124	$ 2,475	$ 2,801
Unreimbursed servicing costs	(115)	(189)	(332)
Changes due to collection/realization of expected cash flows	(1,187)	(1,253)	(2,012)
Net servicing fees	584	786	232
Total net servicing income	436	533	194
Net gains (losses) on mortgage loan originations/sales	393	850	4,762
Total mortgage banking noninterest income	829	1,383	4,956
Mortgage Banking Activities Textual [Abstract]
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	95	2,500	1,200
Commercial mortgage servicing [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Amortization for commercial MSRs	(238)	(247)	(225)
Commercial mortgage servicing [Member] | MSRs [Member]
Estimated future amortization expense [Abstract]
Estimated future amortization expense for the year ended December 31, 2024	228
Estimated future amortization expense for the year ended December 31, 2025	197
Estimated future amortization expense for the year ended December 31, 2026	159
Estimated future amortization expense for the year ended December 31, 2027	126
Estimated future amortization expense for the year ended December 31, 2028	103
Residential mortgage servicing rights [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Changes due to collection/realization of expected cash flows	(1,187)	(1,253)	(2,012)
Changes in fair value of MSRs due to valuation inputs or assumptions	86	3,254	1,170
Market-related valuation changes to residential MSRs, net of hedge results	(148)	(253)	(38)
Total changes in fair value	(1,101)	2,001	(842)
Residential mortgage servicing rights [Member] | Not designated as hedging instrument [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Net derivative gains (losses) from economic hedges	$ (234)	$ (3,507)	$ (1,208)